Offerings	Mar. 26, 2026 USD ($)
Offering: 1
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, no par value
Fee Rate	0.01381%
Offering: 2
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Preferred Stock, no par value
Fee Rate	0.01381%
Offering: 3
Offering:
Rule 457(o)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.01381%
Offering: 4
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Depositary Shares
Fee Rate	0.01381%
Offering: 5
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.01381%
Offering: 6
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Purchase Contracts
Fee Rate	0.01381%
Offering: 7
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Units
Fee Rate	0.01381%
Offering: 8
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Subscription Rights
Fee Rate	0.01381%
Offering: 9
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 45,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 6,214.50
Offering Note	(1) Security Class Title - Separate consideration may or may not be received for securities that are issuable upon the conversion or exercise of, or in exchange for, other securities offered hereby. (2) Amount Registered - There are being registered hereunder an indeterminate number or amount, as the case may be, of the securities of each identified class as may from time to time be offered and sold at indeterminate prices, which together shall have a maximum aggregate offering price not to exceed $200,000,000. Any securities registered hereunder may be sold separately or in combination with the other securities registered hereunder. The securities registered also include an indeterminate number or amount, as the case may be, of securities as may be issued upon exercise, settlement, exchange or conversion, as the case may be, of or for the securities registered hereunder or pursuant to the anti-dilution provisions of any such securities. If any debt securities are issued at an original issue discount, then the principal amount of such debt securities shall be in such greater amount as shall result in an aggregate initial offering price not to exceed $200,000,000, less the aggregate dollar amount of all securities previously issued hereunder. In addition, pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement also covers any additional securities that may be issuable with respect to the securities being registered hereunder as a result of any stock splits, stock dividends or similar transactions. (3) Proposed Maximum Offering Price Per Unit - The proposed maximum offering price per share will be determined, from time to time, by the Registrant in connection with the issuance by the Registrant of the securities registered hereunder and is not specified as to each class of security pursuant to Instruction 2.A.iii.b. to the Calculation of Filing Fee Tables and Related Disclosure on Item 16(b) of Form S-3 under the Securities Act. (4) Amount of Registration Fee - Calculated pursuant to Rule 457(o) under the Securities Act based on the proposed maximum aggregate offering price of all securities listed.
Offering: 10
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common Stock, no par value
Carry Forward Form Type	S-3
Carry Forward File Number	333-271698
Carry Forward Initial Effective Date	May 12, 2023
Offering: 11
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Preferred Stock, no par value
Carry Forward Form Type	S-3
Carry Forward File Number	333-271698
Carry Forward Initial Effective Date	May 12, 2023
Offering: 12
Offering:
Rule 415(a)(6)	true
Security Type	Debt
Security Class Title	Debt Securities
Carry Forward Form Type	S-3
Carry Forward File Number	333-271698
Carry Forward Initial Effective Date	May 12, 2023
Offering: 13
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Depositary Shares
Carry Forward Form Type	S-3
Carry Forward File Number	333-271698
Carry Forward Initial Effective Date	May 12, 2023
Offering: 14
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Warrants
Carry Forward Form Type	S-3
Carry Forward File Number	333-271698
Carry Forward Initial Effective Date	May 12, 2023
Offering: 15
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Purchase Contracts
Carry Forward Form Type	S-3
Carry Forward File Number	333-271698
Carry Forward Initial Effective Date	May 12, 2023
Offering: 16
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Units
Carry Forward Form Type	S-3
Carry Forward File Number	333-271698
Carry Forward Initial Effective Date	May 12, 2023
Offering: 17
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Subscription Rights
Carry Forward Form Type	S-3
Carry Forward File Number	333-271698
Carry Forward Initial Effective Date	May 12, 2023
Offering: 18
Offering:
Rule 415(a)(6)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 155,000,000.00
Carry Forward Form Type	S-3
Carry Forward File Number	333-271698
Carry Forward Initial Effective Date	May 12, 2023
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 17,081.00
Offering Note	The registrant previously registered the offer and sale of securities having a maximum aggregate offering price of $200,000,000 pursuant to a registration statement on Form S-3 (File No. 333-271698) initially filed with the Securities and Exchange Commission on May 5, 2023 (the "Expiring Registration Statement") and, in connection therewith, paid a filing fee of $22,040. Of such securities, an aggregate of $155,000,000 remain unsold (the "Unsold Securities"). Pursuant to Rule 415(a)(6) under the Securities Act, the securities registered pursuant to this registration statement include the Unsold Securities, and the filing fee of $17,081 associated therewith (which amount is based on the filing fee rate in effect at the time of the filing of the Expiring Registration Statement) is hereby carried forward to be applied to the Unsold Securities and no additional filing fee is due with respect to such Unsold Securities in connection with the filing of this registration statement. Pursuant to Rule 415(a)(6), the offering of the Unsold Securities pursuant to the Expiring Registration Statement shall be deemed terminated as of the effective date of this registration statement.